PROVISIONS	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
PROVISIONS
PROVISIONS

	Notes	December 31, 2018	December 31, 2017
Asset retirement obligations		$327.6	$292.8
Yatela loss provision[1]	13	13.2	15.1
Other		9.6	8.2
		$350.4	$316.1
Current portion of provisions		$9.0	$17.1
Non-current provisions		341.4	299.0
		$350.4	$316.1

1 During the year ended December 31, 2018, the Company spent $0.9 million (December 31, 2017 - $nil) to fund the Yatela closure plan. This was recognized as a reduction of the provision for Yatela as a result of the Company equity accounting for the investment.
(a)    Asset retirement obligations
The Company’s activities are subject to various laws and regulations regarding environmental restoration and closure for which the Company estimates future costs and recognizes a provision. These provisions may be revised on the basis of amendments to such laws and regulations and the availability of new information, such as changes in reserves corresponding to a change in the mine life, discount rates, changes in approved closure plans, changes in estimated costs of reclamation activities and acquisition or construction of a new mine. The Company makes a provision based on the best estimate of the future cost of rehabilitating mine sites and related production facilities on a discounted basis.
The following table presents the reconciliation of the provision for asset retirement obligations:

		Years ended December 31,
	Notes	2018	2017
Balance, beginning of the year		$292.8	$285.1
Revision of estimated cash flows and discount rates:
Capitalized in Property, plant and equipment	14	30.1	4.6
Changes in asset retirement obligations at closed sites	30	7.3	7.5
Sale of 30% interest in the Côté Gold Project		—	(0.3)
Accretion expense	31	1.2	0.9
Disbursements		(4.0)	(5.0)
Other		0.2	—
Balance, end of the year		327.6	292.8
Less current portion		(7.8)	(10.8)
Non-current portion		$319.8	$282.0

As at December 31, 2018, the Company had letters of credit in the amount of $0.4 million to guarantee certain environmental indemnities (December 31, 2017 - $1.3 million). In addition, the Company had restricted cash of $23.9 million (December 31, 2017 - $19.5 million) to guarantee the environmental indemnities related to the Essakane mine and $nil (December 31, 2017 - $5.0 million) to guarantee the environmental indemnities related to the Rosebel mine (note 9).
As at December 31, 2018, the Company had uncollateralized surety bonds outstanding of C$134.6 million ($98.6 million; December 31, 2017 - C$127.2M ($101.6 million) to guarantee the environmental indemnities related to the Doyon division. The increase was primarily due to higher collateral requirements pursuant to a new closure plan for the Westwood mine, partially offset by lower collateral requirements for the Doyon mine pursuant to a new closure plan, both of which were approved by the Government of Quebec in the first quarter 2018 (note 20(c)).
As at December 31, 2018, the Company had uncollateralized surety bonds outstanding of C$47.9 million ($35.1 million; December 31, 2017 - C$nil) to guarantee the environmental indemnities of the Côté Gold Project. The collateral requirements for the Côté Gold Project are pursuant to a closure plan approved by the Government of Ontario in the fourth quarter 2018 (note 20(c)).
As at December 31, 2018, the schedule of estimated undiscounted future disbursements for rehabilitation was as follows:

	C$[1]	$[1]
2019	$10.7	$—
2020	18.1	—
2021	14.7	0.3
2022	9.8	—
2023	8.4	1.9
2024 onwards	117.4	180.7
	$179.1	$182.9

1	Disbursements in US$ relate to the Essakane and Rosebel mines, and C$ disbursements relate to the Doyon mine and other Canadian sites.
As at December 31, 2018, estimated undiscounted amounts of cash flows required to settle the obligations, expected timing of payments and the average real discount rates assumed in measuring the asset retirement obligations were as follows:

	Undiscounted Amounts Required (C$)	Undiscounted Amounts Required ($)	Expected Timing of Payments	Average Real Discount Rates
Rosebel mine	$—	$96.3	2019-2064	0.8%
Essakane mine	—	86.6	2019-2031	0.7%
Doyon mine	152.8	—	2019-2047	0.3%
Other Canadian sites	26.3	—	2019-2118	0.2%
	$179.1	$182.9

(b)	Provisions for litigation claims and regulatory assessments
By their nature, contingencies will only be confirmed by the occurrence or non-occurrence of one or more uncertain future events. The assessment of contingencies inherently involves the exercise of significant judgments and estimates of the outcome of future events.
The Company operates in various countries and may be subject to assessments by the regulatory authorities in each of those countries, which can be complex and subject to interpretation. Assessments may relate to matters such as income and other taxes, duties and environmental matters. The Company exercises informed judgment to interpret the provisions of applicable laws and regulations as well as their application and administration by regulatory authorities to reasonably determine and pay the amounts due. From time to time, the Company may undergo a review by the regulatory authorities and in connection with such reviews, disputes may arise with respect to the Company’s interpretations about the amounts due and paid.
The Company is also subject to various litigation actions. Management assesses the potential outcome of litigation and regulatory assessments based on input from in-house counsel, outside legal advisors, and other subject matter experts. Accordingly, the Company establishes provisions for future disbursements considered probable.
As at December 31, 2018, the Company did not have any material provisions for litigation claims or regulatory assessments. Further, the Company does not believe claims or regulatory assessments, for which no provision has been recorded, will have a material impact on the financial position of the Company.